AXA PREMIER VIP TRUST

SUPPLEMENT DATED JANUARY 31, 2014 TO THE PROSPECTUS DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2013, as supplemented, of AXA Premier VIP Trust (“Trust”). You should read this Supplement in connection with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about changes to: (1) the investment objectives for each of the Multimanager Aggressive Equity Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Small Cap Growth Portfolio, and Multimanager Small Cap Value Portfolio (each, a “Multimanager Portfolio” and collectively, the “Multimanager Portfolios”); (2) the investment strategies of each Multimanager Portfolio; and (3) the principal investment risks of each Multimanager Portfolio.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE AND INVESTMENT STRATEGY

Currently, each of the Multimanager Portfolios may utilize futures and options, such as exchange-traded futures and options contracts on securities indices, to manage equity exposure when market volatility increases above specific thresholds set for the Portfolio. Pursuant to this strategy, the Manager may limit equity exposure either by reducing investments in securities, shorting or selling long futures and options positions on an index, increasing cash levels, and/or shorting an index. Effective on or before April 30, 2014, each Multimanager Portfolio will no longer utilize this investment strategy and, as such, as of the effective date, the disclosure for each Multimanager Portfolio is revised as follows:

Information Regarding

Multimanager Aggressive Equity Portfolio

Effective on or before April 30, 2014, the following changes are applicable to the Multimanager Aggressive Equity Portfolio.

The section of the Prospectus entitled “Investment Objective” is hereby changed as follows:

Portfolio Name	Current Investment Objective	New Investment Objective
Multimanager Aggressive Equity Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	Seeks to achieve long-term growth of capital.

Paragraph five of the section of the Prospectus entitled “Investments, Risks, and Performance - Principal Investment Strategies of the Portfolio” is hereby deleted in its entirety.

The following risks in the section of the Prospectus entitled “Investment, Risks and Performance - The Principal Risks of Investing in the Portfolio” are hereby deleted in their entirety: Short Position Risk and Volatility Management Risk.

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Information Regarding

Multimanager Mid Cap Growth Portfolio

Effective on or before April 30, 2014, the following changes are applicable to the Multimanager Mid Cap Growth Portfolio.

The section of the Prospectus entitled “Investment Objective” is hereby changed as follows:

Portfolio Name	Current Investment Objective	New Investment Objective
Multimanager Mid Cap Growth Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	Seeks to achieve long-term growth of capital.

Paragraph five of the section of the Prospectus entitled “Investments, Risks, and Performance - Principal Investment Strategies of the Portfolio” is hereby deleted in its entirety.

The following risks in the section of the Prospectus entitled “Investment, Risks and Performance - The Principal Risks of Investing in the Portfolio” are hereby deleted in their entirety: Short Position Risk and Volatility Management Risk.

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Information Regarding

Multimanager Mid Cap Value Portfolio

Effective on or before April 30, 2014, the following changes are applicable to the Multimanager Mid Cap Value Portfolio.

The section of the Prospectus entitled “Investment Objective” is hereby changed as follows:

Portfolio Name	Current Investment Objective	New Investment Objective
Multimanager Mid Cap Value Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	Seeks to achieve long-term growth of capital.

Paragraph five of the section of the Prospectus entitled “Investments, Risks, and Performance - Principal Investment Strategies of the Portfolio” is hereby deleted in its entirety.

The following risks in the section of the Prospectus entitled “Investment, Risks and Performance - The Principal Risks of Investing in the Portfolio” are hereby deleted in their entirety: Short Position Risk and Volatility Management Risk.

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Information Regarding

Multimanager Small Cap Growth Portfolio

Effective on or before April 30, 2014, the following changes are applicable to the Multimanager Small Cap Growth Portfolio.

The section of the Prospectus entitled “Investment Objective” is hereby changed as follows:

Portfolio Name	Current Investment Objective	New Investment Objective
Multimanager Small Cap Growth Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	Seeks to achieve long-term growth of capital.

Paragraph five of the section of the Prospectus entitled “Investments, Risks, and Performance - Principal Investment Strategies of the Portfolio” is hereby deleted in its entirety.

The following risks in the section of the Prospectus entitled “Investment, Risks and Performance - The Principal Risks of Investing in the Portfolio” are hereby deleted in their entirety: Short Position Risk and Volatility Management Risk.

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Information Regarding

Multimanager Small Cap Value Portfolio

Effective on or before April 30, 2014, the following changes are applicable to the Multimanager Small Cap Value Portfolio.

The section of the Prospectus entitled “Investment Objective” is hereby changed as follows:

Portfolio Name	Current Investment Objective	New Investment Objective
Multimanager Small Cap Value Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	Seeks to achieve long-term growth of capital.

Paragraph five of the section of the Prospectus entitled “Investments, Risks, and Performance - Principal Investment Strategies of the Portfolio” is hereby deleted in its entirety.

The following risks in the section of the Prospectus entitled “Investment, Risks and Performance - The Principal Risks of Investing in the Portfolio” are hereby deleted in their entirety: Short Position Risk and Volatility Management Risk.